NOTE PAYABLE (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 15, 2025	May 06, 2025
Short-Term Debt [Line Items]
Principal amount of debt		$ 4,029,250
Note Payable [Member]
Short-Term Debt [Line Items]
Principal amount of debt	$ 34,689		$ 38,692
Interest rate stated percentage			5.44%